RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Office Building Lease	$ 169	$ 174	$ 175
Wall Street Global Training Center [Member]
Related Party Transaction [Line Items]
Training service fee			250
Vincent Tianquan Mo [Member]
Related Party Transaction [Line Items]
Office Building Lease	$ 169	$ 174	175
Beihai Silver Beach [Member] | Management Services [Member]
Related Party Transaction [Line Items]
Service fee incurred	$ 470	$ 700	537
Beihai Silver Beach [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred			110
Guangxi Wharton [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred			16
Upsky San Francisco [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	$ 20	$ 7	$ 21
Upsky San Francisco [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	20
Upsky Lighthouse [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	1
Upsky Long Island [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	$ 116	$ 203